Notes Payable (Details) - Schedule of principal maturities $ in Thousands	Mar. 31, 2023 USD ($)
Schedule Of Principal Maturities Abstract
Due on demand	$ 5,065
2023
2024
2025	41,000
2026	94
2027
Thereafter	124,034
Total	$ 170,193